Leases - Schedule of Cash and Non-cash Activities Associated with Leases (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$ 6,181,225	$ 2,559,147	$ 3,482,839	$ 386,945
Financing cash flows from finance leases	$ 343,374	$ 321,140	$ 501,169